Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

(15) Subsequent Events

The Company assessed all events from September 30, 2025 up through January 30, 2026, which is the date these CFS are available to be issued, unless as disclosed below, there are no material subsequent events that require disclosure in these CFS.